Net cash and cash equivalents	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Net cash and cash equivalents
Net cash and cash equivalents
Net cash and cash equivalents included in the statement of cash flow comprise the following amounts which are included in the statement of financial position:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Cash and cash equivalents	308,258	375,782	877,136
Bank overdraft (note 15)	(17,720)	(19,449)	(16,374)
	290,538	356,333	860,762

The credit quality of cash and cash equivalents that are not impaired can be assessed by reference to external credit ratings, based on the Fitch rating scales, as follows:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Cash and cash equivalents
AA	110,854	197,873	743,600
A	82,738	78,605	48,757
BBB	33,962	99,304	84,779
BB	80,704	—	—
	308,258	375,782	877,136

The carrying amounts of net cash and cash equivalents are denominated in the following currencies:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Great Britain Pound	37,209	48,540	45,017
Brazilian Real	3,787	2,987	3,625
South African Rand	171,223	100,721	87,675
Australian Dollar	22,912	19,574	25,451
United States Dollar	48,354	178,768	698,166
Euro	4,300	4,649	(55)
Other	2,753	1,094	883
	290,538	356,333	860,762